Certnys

1-31236

[redacted]

13003402

NYSE EURONEXT

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

October 1, 2013

Received SEC
OCT - 1 2013
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TSAKOS ENERGY NAVIGATION LIMITED, 8.875% Series C Preferred Cumulative Redeemable Perpetual Preferred Shares, par value $1.00, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 30, 2013. Tentative listing date – October 3, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com